Debt (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of debt
The total debt obligations are as follows (dollars in thousands):

	Maturities	Effective Interest Rates	June 30, 2025	December 31, 2024
DDTL 1.0 Facility	March 2028	15%	$1,782,500	$2,012,500
DDTL 2.0 Facility	May 2029	11%	4,953,967	3,843,819
2030 Senior Notes	June 2030	10%	2,000,000	—
2024 Term Loan Facility	April 2025	12%	—	1,000,000
Revolving Credit Facility	June 2027	7%	450,000	—
OEM Financing Arrangements	March 2026 – May 2028	9-10%	1,728,388	1,177,158
Magnetar Loan	January 2029	12%	256,630	—
Total principal of debt			11,171,485	8,033,477
Less: Unamortized discount and issuance costs			(119,984)	(107,137)
Total debt, net of unamortized discount and issuance costs			11,051,501	7,926,340
Less: Debt, current			(3,627,664)	(2,468,425)
Total debt, non-current			$7,423,837	$5,457,915

The total debt obligations are as follows (in thousands):

	Maturities	Effective Interest Rates	December 31, 2023	December 31, 2024
2021 Convertible Senior Secured Notes	October 2025	17%	$55,125	$—
2022 Senior Secured Notes	October 2025 – April 2026	10%	125,000	—
Delayed Draw Term Loan Facility 1.0	March 2028	15%	1,374,924	2,012,500
Delayed Draw Term Loan Facility 2.0	May 2029	11%	—	3,843,819
2024 Term Loan Facility	December 2025	12%	—	1,000,000
Original Equipment Manufacturer financing arrangements	February 2026 – October 2027	9% – 11%	—	1,177,158
Total principal of debt			1,555,049	8,033,477
Less: Unamortized discount and issuance costs			(31,795)	(107,137)
Total debt, net of unamortized discount and issuance costs			1,523,254	7,926,340
Less: Debt, current			(171,865)	(2,468,425)
Total debt, non-current			$1,351,389	$5,457,915

Schedule of maturities of long-term debt
As of June 30, 2025, the future principal payments for the Company’s total debt were as follows (in thousands):

Years Ending December 31,	Amount
Remaining portion of 2025	$986,052
2026	4,218,457
2027	2,833,142
2028	1,010,054
2029	123,780
Thereafter	2,000,000
Total	$11,171,485

As of December 31, 2024, the future principal payments for the Company’s total debt were as follows (in thousands):

Years Ending December 31,	Amount
2025	$2,483,202
2026	3,102,384
2027	1,771,071
2028	548,093
2029	128,727
Total	$8,033,477

Debt interest expense
The total interest expense for the Company’s debt obligations was as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Contractual interest expense	$250,312	$100,237	$483,084	$164,859
Amortization of debt discounts and issuance costs and accretion of redemption premiums	29,036	7,547	66,727	15,605
Less: capitalized interest	(23,186)	(40,687)	(36,278)	(72,864)
Total	$256,162	$67,097	$513,533	$107,600

For the years ended December 31, 2022, 2023, and 2024, total interest expense for the Company’s debt obligations was as follows (in thousands):

	Year Ended December 31,
	2022	2023	2024
Contractual interest expense	$4,914	$30,189	$474,844
Amortization of debt discounts and issuance costs and accretion of redemption premiums	3,803	16,533	33,376
PIK interest	—	21,621	—
Less: capitalized interest	(343)	(41,376)	(159,017)
Total	$8,374	$26,967	$349,203

Lease payments for finance leases
As of June 30, 2025, the future payments under the financing obligation and finance lease due to the DCSP were as follows (in thousands):

Years Ending December 31,	Financing obligation	Finance lease
Remaining portion of 2025	$9,835	$9,360
2026	19,658	18,720
2027	19,645	18,720
2028	19,630	18,720
2029	19,616	18,720
Thereafter	175,800	168,480
Total future payments	264,184	252,720
Less: amount representing interest	(149,548)	(130,350)
Total	114,636	122,370
Less: current portion	(2,910)	(3,682)
Long-term portion	$111,726	$118,688

As of December 31, 2024, the future contractual principal payments under the financing obligation due to the DCSP were as follows (in thousands):

Years Ending December 31,	Contractual Principal Payments
2025	$19,672
2026	19,658
2027	19,645
2028	19,630
2029	19,616
Thereafter	175,800
Total future payments	274,021
Less: amount representing interest	(158,081)
Total financing obligation	$115,940
Less: current portion	(2,087)
Long-term portion	$113,853